Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	20	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%

Class A-1b	4/20/27	04/22/2030	$175,000,000.00	32	SOFR +0.58%	12/15/2025	3.94338%	4.52%

Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%

Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds	$60,098,974.35
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$60,098,974.35

Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$64.38	$64.38	$0.00	$0.00	$60,098,909.97
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$60,098,909.97
Asset Representations Reviewer Fee	$31.83	$31.83	$0.00	$0.00	$60,098,878.14
Supplemental ARR Fee	$127.34	$127.34	$0.00	$0.00	$60,098,750.80
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$60,097,500.80
Servicing Fee	$674,656.09	$674,656.09	$0.00	$0.00	$59,422,844.71
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$56,732,218.96
Class A-1b Note Interest	$703,636.89	$703,636.89	$0.00	$0.00	$56,028,582.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,028,582.07
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$55,753,405.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,753,405.65
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$55,582,651.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$55,582,651.65
Class R Interest	$55,582,651.65	$55,582,651.65	$0.00	$0.00	$0.00

Total	$60,098,974.35	$60,098,974.35	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$703,636.89	$0.00	$0.00	$703,636.89
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,840,193.06	$0.00	$0.00	$3,840,193.06

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$4.02	$0.00	$4.02	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.39	$0.00	$4.39	$875,000,000.00	1.00	$875,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$437,500,000.00		$437,500,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.